PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

9. PROPERTY, PLANT AND EQUIPMENT

As a result of fresh-start reporting, PP&E that were purchased prior to January 1, 2008 were stated at estimated replacement cost, unless the expected future use of the assets indicated a lower value was appropriate. PP&E purchased since that time are recorded at cost. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $238 million, $234 million and $280 million, respectively.

PP&E consist of the following:

	Useful Life	December 31 2012	December 31 2011
		(Millions of Dollars)

Land	—	$226	$238
Buildings and building improvements	10 - 40 years	477	435
Machinery and equipment	2 - 12 years	2,420	2,116

		3,123	2,789
Accumulated depreciation		(1,152)	(934)

		$1,971	$1,855

The Company leases PP&E used in its operations. Future minimum payments under non-cancelable operating leases with initial or remaining terms of more than one year are as follows (in millions of dollars):

2013	$39
2014	35
2015	26
2016	22
2017	14
Thereafter	24

$160

Total rental expense under operating leases for the years ended December 31, 2012, 2011 and 2010 was $55 million, $56 million and $54 million, respectively, exclusive of property taxes, insurance and other occupancy costs generally payable by the Company.